Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 719,067	$ 410,061
Project costs	277,646	152,943
Equipment costs	243,427	129,692
Cost, Depreciation	101,582	58,350
Gross profit	96,412	69,076
General and administrative expenses	36,934	37,110
Loss on sublease	0	1,732
Gain on disposal of property, plant and equipment	(31)	(158)
Amortization of intangible assets	711	412
Operating income before the undernoted	58,798	29,980
Interest expense, net	21,623	8,584
Equity earnings in affiliates and joint ventures	(2,780)	(60)
Foreign exchange (gain) loss	(36)	39
Income before income taxes	39,991	21,417
Current income tax expense	13	0
Deferred income tax expense	2,845	6,096
Net income and comprehensive income	37,133	15,321
Net income and comprehensive income	37,133	15,321
Net income attributable to noncontrolling interest	(255)	(35)
Net income and comprehensive income available to shareholders	36,878	15,286
Net income and comprehensive income available to shareholders	$ 36,878	$ 15,286
Per share information
Basic net income per share (in CAD per share)	$ 1.45	$ 0.61
Diluted net income per share (in CAD per share)	$ 1.23	$ 0.54